Shareholders’ Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 2,875	$ 1,440
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	1,080	849
Marketing and business development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	410	144
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 1,385	$ 447